Concentration of Credit Risk - Additional Information (Detail) (Customer Concentration Risk, Accounts Receivable, INDIA)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Customer Concentration Risk | Accounts Receivable | INDIA
Concentration Risk [Line Items]
Percentage of accounts receivable derived from revenues earned from customers located in India	85.00%	88.00%